Schedule of estimated useful lives (Details)	Dec. 31, 2024
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years